Borrowings - Additional Information (Detail) SFr in Thousands	12 Months Ended
Dec. 31, 2022 CHF (SFr)
Bank loan One [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	SFr 366
Borrowings, interest rate	2.70%
Borrowings, maturity	December 30, 2023
Bank loan Two [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	SFr 22
Borrowings, maturity	2026